Summary of components of income tax expense (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Current Period		₨ 8,680	₨ 46,924	₨ 75,347
Current income tax expenses		8,680	46,924	75,347
Origination and reversal of temporary differences		55,416	22,881	(10,865)
Current year losses for which deferred tax is recognised				(16,645)
Deferred tax (benefit)/ expense		55,416	22,881	(27,510)
Total income tax expenses as reported in statement of profit or loss	$ 876	₨ 64,096	₨ 69,805	₨ 47,837